COMMITMENTS (Details) $ in Thousands	Dec. 31, 2022 ARS ($)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 1,208,057
Contractual commitment to purchase limestone	2,500
Provision of natural gas commitment	16,866,600
Electrical energy consumption commitment annual payment	22,505,000
2023
Disclosure of commitments [line items]
Provision of natural gas commitment	8,427,200
Electrical energy consumption commitment annual payment	2,503,000
2024
Disclosure of commitments [line items]
Provision of natural gas commitment	4,477,600
Electrical energy consumption commitment annual payment	2,503,000
2025
Disclosure of commitments [line items]
Provision of natural gas commitment	3,961,800
2026
Disclosure of commitments [line items]
Provision of natural gas commitment	3,961,800
2025 to 2037
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 17,499,000